Commitments and Contingencies (Details) ¥ in Thousands, shares in Thousands, $ in Thousands																						1 Months Ended		12 Months Ended
	Aug. 21, 2024 CNY (¥)	Jul. 07, 2024 USD ($)	Jul. 07, 2024 CNY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Mar. 25, 2024 USD ($)	Mar. 25, 2024 CNY (¥)	Feb. 22, 2024 USD ($)	Feb. 22, 2024 CNY (¥)	Jan. 10, 2024 USD ($)	Jan. 10, 2024 CNY (¥)	Dec. 12, 2023 USD ($)	Dec. 12, 2023 CNY (¥)	Sep. 08, 2023 USD ($)	Sep. 08, 2023 CNY (¥)	Nov. 29, 2022 USD ($)	Nov. 29, 2022 CNY (¥)	Nov. 23, 2022 CNY (¥)	Nov. 15, 2022 USD ($)	Nov. 15, 2022 CNY (¥)	Nov. 29, 2019 CNY (¥)	May 31, 2019 USD ($) shares	May 31, 2019 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jan. 05, 2024 USD ($)	Jan. 05, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 01, 2022 USD ($)	Dec. 01, 2022 CNY (¥)
Commitments and Contingencies [Line Items]
Sell shares (in Shares) | shares																						1,794	1,794
Purchase transaction																			$ 16,366	¥ 112,500		$ 16,366	¥ 112,500
Redemption price						$ 16,366	¥ 112,500																	$ 16,366	¥ 112,500
Service fees						59	420
Litigation fees				$ 58	¥ 420	$ 97	¥ 684					$ 13	¥ 94
Guarantee liabilities																								19,378		$ 18,787
Net book value																								1,197		1,194
Percentage of land use right grant price																					0.10%
Grant price amount (in Yuan Renminbi) | ¥																					¥ 16,000
Payment of liquidation amount (in Yuan Renminbi) | ¥																		¥ 13,080
Payment of penalty (in Yuan Renminbi) | ¥																											¥ 13,080
Accrued Liabilities																										2,959							¥ 21,005
Other liabilities																								2,878		2,013		¥ 21,005					¥ 14,293
Other losses																										828	5,860
Government subsidy	¥ 12,000	$ 144	¥ 1,048											$ 1,690	¥ 12,000	$ 1,690	¥ 12,000
Deposit amount																															$ 1,690	¥ 12,000		$ 1,477	¥ 10,708
fees												1	5
Seized property value										$ 1,690	¥ 12,000
Operating right-of-use assets																								137		158
Bank deposit								$ 1,547	¥ 11,129
Repayment of bank debt		$ 1,522	¥ 10,952
Aggregate amount																										86	609
Other gains																										24	¥ 175
Remaining government subsidy																								144				1,048
Nobel Consumer Corporation [Member]
Commitments and Contingencies [Line Items]
Litigation fees				$ 95	¥ 684
Taizhou [Member]
Commitments and Contingencies [Line Items]
Shareholders percentage																						100.00%	100.00%
Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Guarantee liabilities																								16,366
Interest expense																								657		$ 438
fees												$ 11	¥ 79
Litigation [Member]
Commitments and Contingencies [Line Items]
Other liabilities																								413				¥ 3,021
Other losses																								5	32
Government subsidy																								$ (1,507)	¥ 10,952
Taizhou Court [Member]
Commitments and Contingencies [Line Items]
Operating right-of-use assets																													$ 2,065	¥ 15,010